Related Party Transactions (Details Narrative)							1 Months Ended					12 Months Ended
	May 11, 2017 $ / shares shares	Feb. 10, 2017 shares	Feb. 02, 2017 shares	Jan. 10, 2017 shares	Sep. 09, 2016 USD ($) shares	Feb. 02, 2016 USD ($) $ / shares shares	Oct. 19, 2017 USD ($)	Oct. 16, 2017 USD ($) $ / shares shares	Jul. 21, 2017 USD ($) $ / shares shares	Jun. 28, 2017 USD ($) $ / shares shares	Sep. 25, 2014 USD ($) Number	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Feb. 23, 2017 USD ($)	Feb. 17, 2017 shares
Common stock shares reserved under stock option plan												102,582
Accounts payable | $												$ 61,333	$ 33,290
Research and development expense | $												574,091	309,503
Charitable Grant Agreement [Member]
Donation to the University | $											$ 75,000
Donation periodic payment | $											$ 9,375
Number of installments | Number											8
Joseph Sierchio [Member] | Equity Option [Member]
Common stock shares reserved under stock option plan		70,000
Debt conversion converted instrument shares issued		38,642
Joseph Sierchio [Member] | Loan agreement [Member]
Convertible debt financing, Loan received | $														$ 25,000
Principal amount | $							$ 25,000
Accrued interest | $							$ 1,149
KCC [Member] | Series B Warrant [Member]
Exercise price | $ / shares						$ 0.46
Debt conversion converted instrument shares issued						2,173,913
Proceeds from issuance of common stock | $						$ 1,000,000
KCC [Member] | Loan agreement [Member]
Convertible debt financing, Loan received | $					$ 700,000									$ 395,000
Interest rate					7.00%									7.00%
Maturity date					Dec. 31, 2019
KCC [Member] | Loan agreement [Member] | Series E Warrant [Member]
Common stock shares reserved under stock option plan					584,416
Kenneth Kirkland [Member] | Equity Option [Member]
Common stock shares reserved under stock option plan			40,000
Debt conversion converted instrument shares issued			29,642
StemCell Systems [Member]
Incurred expenses | $												219,806	184,517
Satterlee Stephens LLP [Member]
Accounts payable | $												30,000	$ 11,750
University of Pittsburgh [Member] | August 1, 2017 [Member]
Research and development expense | $												171,595
Joseph Sierchio [Member]
Annual retainer payable | $												$ 6,000
Common stock shares reserved under stock option plan	75,000											50,000
Exercise price | $ / shares	$ 4.20												$ 1.91
Legal fees | $												$ 277,933	$ 168,775
Description for vested grant option	The 50,000 options became fully vested upon grant and the 75,000 options vested 50% on the date of grant and 50% one year hence.
Joseph Sierchio [Member] | Series F [Member]
Common stock shares reserved under stock option plan												7,246
Joseph Sierchio [Member] | Private Placement [Member]
Common stock shares reserved under stock option plan								10,000
Exercise price | $ / shares								$ 2.75
Maturity date								Oct. 16, 2022
Unit price per share | $ / shares								$ 2.50
Proceeds from units reserved for future issuance | $								$ 25,000
KCC [Member] | Series F Warrant [Member]
Exercise price | $ / shares										$ 3.01
Debt conversion converted instrument shares issued										114,493
Proceeds from issuance of common stock | $										$ 344,624
Number of warrants exercised shares										114,493
KCC [Member] | Series F [Member]
Common stock shares reserved under stock option plan												114,493
KCC [Member] | Private Placement [Member]
Common stock shares reserved under stock option plan									410,000
Exercise price | $ / shares									$ 2.68
Maturity date									Jul. 21, 2022
Unit price per share | $ / shares									$ 2.44
Proceeds from units reserved for future issuance | $									$ 1,000,400
Terms of agreement									Each unit consisted of one share of common stock and one Series G Warrant to purchase one (1) share of common stock at an exercise price of $2.68 per share through July 21, 2022.
KCC [Member] | March 1, 2017 [Member]
Debt conversion converted instrument shares issued												4,273,831
KCC [Member] | March 1, 2017 [Member] | Series C Warrant [Member]
Number of warrants exercised shares												3,092,637
KCC [Member] | March 1, 2017 [Member] | Series B Warrant [Member]
Number of warrants exercised shares												1,326,087
Chief Financial Officer [Member] | Thomas bold [Member]
Common stock shares reserved under stock option plan															40,000
Debt conversion converted instrument shares issued		34,296
Dr. Gerlach [Member]
Accounts payable | $												$ 17,640	18,540
Compensation expense for services | $												38,540	42,480
Dr. Gerlach [Member] | Series A [Member]
Common stock shares reserved under stock option plan				240,000
Debt conversion converted instrument shares issued				204,571
Mr. Bhogal [Member]
Compensation expense for services | $												$ 81,600	$ 74,400
Individual owning issue and outstanding share percent												5.00%
Kenneth Kirkland [Member]
Annual retainer payable | $												$ 6,000
Common stock shares reserved under stock option plan												50,000
Exercise price | $ / shares												$ 1.91